Summary of Significant Accounting Policies (Policies)	12 Months Ended
May 31, 2020
Accounting Policies [Abstract]
Basis of Presentation and Liquidation
(a)	Basis of presentation and liquidation

The accompanying consolidated balance Sheets as of May 31, 2020 and 2019 and the consolidated statements of operations and comprehensive income (loss), shareholders’ equity, and cash flow for the year ended May 31, 2020 and 2019 have been prepared by the Company is in conformity with generally accepted accounting principles in the United States (“US GAAP”).

The Company incurred net loss of $682,466, $31,912 during the year ended May 31, 2020 and 2019, respectively. As of May 31, 2020, and 2019, the Company had an accumulated deficit of $738,165 and $42,911, respectively. Although it was loss in these two years, the Company generated/(used in) net cash inflow from operations of $89,437 and ($30,481) during the years ended May 31, 2020 and 2019, respectively.

As of May 31, 2020, and 2019, the Company had cash and cash equivalents of $15,588 and $nil, the current liability of $4,001,981 and $14,212. The Company’s China subsidiaries and VIE are subject to preapproval from the State Administration of Foreign Exchange (“SAFE”) for non-domestic financing. Additionally, the amount of cash available for transfer from the China subsidiaries and the VIE for use by the Company’s non-China subsidiaries is also limited both by the liquidity needs of the subsidiaries in China and the restriction on foreign currency exchange by Chinese-government mandated limitations including currency exchange controls on certain transfers of funds outside of China.

The company currently is seeking to restructure the terms of our liabilities by raising funds to pay off liabilities. Our ability to continue as a going concern is depend upon obtaining the necessary financing or negotiating the terms of the existing borrowing to meet our current and future liquidity need.

Principles of Consolidation
(b)	Principles of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries and the VIE. All significant inter-company transactions and balances between the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

To comply with PRC laws and regulations, the Company provides substantially trading of exhaust cleaner and brand name management service in China via its VIE, which hold critical operating licenses that enable the Company to do business in China. Substantially all of the Company’s revenues, costs and net income (loss) in China are directly or indirectly generated through these VIE. The Company has signed various agreements with its VIE and legal shareholders of the VIE to allow the transfer of economic benefits from the VIE to the Company and to direct the activities of the VIE.

The Company believes that the contractual arrangements among its subsidiaries, the VIE and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIE and its subsidiary in the consolidated financial statements. The Company’s ability to control its VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholders’ approval in the VIE. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIE were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIE as a result of the aforementioned risks and uncertainties is remote.

The following table sets forth its subsidiaries and the VIE, including their country of incorporation or residence and our ownership interest in such subsidiaries. Please see Note 4”VIE Structure and Arrangement”.

Subsidiaries:	Date of incorporation	Interest %	Place of incorporation

CXJ Investment Group Company Ltd	2020/2/19	100%	BVI
CXJ (HK) Technology Group Company Ltd	2020/3/11	100%	Hong Kong
CXJ (SHENZHEN) TECHNOLOGY CO., LTD	2020/5/26	100%	PRC
VIE:
CXJ TECHNOLOGY (HANGZHOU) CO., LTD	2019/3/28	100%	PRC

Use of Estimates
(c)	Use of estimates

The accompanying consolidated financial statements have been prepared in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but not limited to economic lives and impairment of long-lived assets, valuation allowance for deferred tax assets, and uncertain tax position. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Foreign Currency
(d)	Foreign currency

The functional currency of the Company, CXJ Group Co., Ltd, CXJ Investment Group Company Ltd and CXJ (HK) Technology Group Company Ltd is US Dollar. The VIE determined their functional currency to be Chinese Remibi, or RMB based on the criteria of ASC 830, Foreign Currency Matters. The Company uses USD as its reporting currency.

The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. The Company also uses the historical exchange rate at the initial transaction date to translate the capital and various reserve items. Translation differences are recorded in accumulated other comprehensive income (loss), a component of shareholders’ deficits.

Cash and Cash Equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, demand deposits placed with banks or other financial institutions and have original maturities of less than three months.

Accounts Receivable and Allowance for Doubtful Accounts
(f)	Accounts Receivable and allowance for doubtful accounts

Accounts receivable are stated at the historical carrying amount net of allowance for doubtful accounts.

The Company maintains an allowance for doubtful accounts which reflects its best estimate of amounts that potentially will not be collected. The Company determines the allowance for doubtful accounts taking into consideration various factors including but not limited to historical collection experience and credit-worthiness of the debtors as well as the age of the individual receivables balance. Additionally, the Company makes specific bad debt provisions based on any specific knowledge the Company has acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require the Company to use substantial judgment in assessing its collectability.

Inventories, Net
(g)	Inventories, net

Inventories, consisting of finished goods, work in process, and raw materials. Inventories are stated at the lower of cost and net realizable value. Cost of inventory is determined using the weighted average cost method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving and obsolete inventory, which is dependent upon factors such as historical and forecasted consumer demand, and promotional environment. The Company takes ownership, risks and rewards of the products purchased.

Prepayments
(h)	Prepayments
Prepayments are mainly consisted of prepaid income tax, rental, prepayments for consulting fee and advances to supplies.
Intangible Assets, Net
(i)	Intangible assets, net

The Company’s intangible assets with definite useful lives primarily consist of software, non-patent technology and land use right. The Company typically amortizes its software and non-patent technology with definite useful lives on a straight-line basis over the shorter of the contractual terms or the estimated useful lives.

According to the law of PRC, the government owns all the land in the PRC. Companies or individuals are authorized to possess and use the land only through land use rights granted by the Chinese government for a specified period of time. The Company amortizes its land use rights using the straight-line method over the periods the rights are granted.

The estimated useful lives are as follow:

Non-patent technology	5 years

Impairment of Long-lived Assets Other Than Goodwill
(j)	Impairment of long-lived assets other than goodwill

The Company evaluates its long-lived assets, including fixed assets and intangible assets with finite lives, for impairment whenever events or changes in circumstances, such as a significant adverse change to market conditions that will impact the future use of the assets, indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Company evaluates the recoverability of long-lived assets by comparing the carrying amount of the assets to the future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the assets over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets, when the market prices are not readily available.

For all periods presented, there was no impairment of any of the Company’s long-lived assets.

Fair Value of Financial Instruments
(k)	Fair value of financial instruments

The Company’s financial instruments include cash and cash equivalents, amount due from/to related parties, merchant deposits, payables to merchants. The carrying values of these financial instruments approximate their fair values due to their short-term maturities.

The Company applies ASC 820, Fair Value Measurements and Disclosures, (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC 820 requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—Other inputs that are directly or indirectly observable in the marketplace.

Level 3—Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach; and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Revenue Recognition
(l)	Revenue recognition

Effective March 20, 2017, the Company early adopted ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606). Under Topic 606, revenues are recognized when the promised products have been confirmed of delivery or services have been transferred to the consumers in amounts that reflect the consideration the customer expects to be entitled to in exchange for those services. The Company presents value added taxes (“VAT”) as reductions of revenues. The Company recognizes revenues net of value added taxes (“VAT”) and relevant charges.

Product Revenue

We generate revenue primarily from the sales of automobile exhaust cleaners and auto parts directly to members. We recognize product revenue at a point in time when the control of the products has been transferred to customers. The transfer of control is considered complete when products have been picked up by or shipped to our customers. Our sales arrangements for automobile exhaust cleaners and auto parts usually require a full prepayment before the delivery of products.

We also generate revenue from the sales of auto parts directly to the members, such as a business or individual engaged in auto parts businesses. We recognize revenue at a point in time when products are delivered and customer acceptance is made. For the sales arrangements of auto parts products, we generally require payment upon issuance of invoices.

Service Revenue

We also generate revenue from brand name authorization fee and brand name management service under separate contracts. Revenue from brand name authorization and management services include service fees for provision of brand name “teenage hero car” to our members, and provision of management service. Revenue from the maintenance service to the members is recognized at a point in time when services are provided. Revenue from the management service to the customer is recognized as the performance obligation is satisfied over time over the contracting period.

Sales and Marketing Expense
(m)	Sales and Marketing expense

Selling and handling costs amounted to $529,780 and $nil for the year ended May 31, 2020 and 2019, respectively. Selling and marketing costs are expensed as incurred and included in selling expenses.

General and Administrative Expenses
(n)	General and administrative expenses

General and administrative expenses consist primarily of research and development expenses, salary and welfare for general and administrative personnel, rental expenses, entertainment expenses, general office expenses and professional service fees.

Operating Leases
(o)	Operating Leases

Prior to the adoption of ASC 842 on January 1, 2019:

Leases, mainly leases of factory buildings, offices and employee dormitories, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Company had no finance leases for any of the periods stated herein.

Upon and hereafter the adoption of ASC 842 on January 1, 2019:

The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. Please refer to Note 2-Recently adopted accounting pronouncements for the disclosures regarding the Company’s method of adoption of ASC 842 and the impacts of adoption on its consolidated balance sheets, results of operations and cash flows. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Value-added Taxes
(p)	Value-added taxes

Revenue is recognized net of value-added taxes (“VAT”). The VAT is based on gross sales price and VAT rates applicable to the Company is 17% for the period from the beginning of 2018 till the end of April 2018, then changed to 16% from May 2018 to the end of March 2019, and changed to 13% from April 2019. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverables if input VAT is larger than output VAT. All of the VAT returns filed by the Company’s subsidiaries in China, have been and remain subject to examination by the tax authorities.

Income Taxes
(q)	Income taxes

The Company followed the liability method of accounting for income taxes in accordance with ASC 740, Income Taxes, or ASC 740. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company recorded a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

The Company accounted for uncertainties in income taxes in accordance with ASC 740. Interest and penalties related to unrecognized tax benefit recognized in accordance with ASC 740 are classified in the consolidated statements of comprehensive loss as income tax expense.

British Virgin Island

Under the current tax laws of British Virgin Island, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon of dividends by the Company to its shareholders, no British Virgin Island withholding tax will be imposed.

United States

Under the current tax laws of United States, the Company and its subsidiaries are not subject to tax on their income or capital gains. In addition, upon of dividends by the Company to its shareholders, no United States withholding tax will be imposed.

P.R.C China

The China Corporate Income Tax Law (“CIT Law”) became effective on January 1, 2008. Under the CIT Law, China’s dual tax system for domestic enterprises and foreign investment enterprises (“FIEs”) was effectively replaced by a unified system. The new law establishes a tax rate of 25% for most enterprises. The Company’s VIE through which the majority of our business in China is applicable to this tax rate

The following table reconciles the PRC statutory rates to the Company’s effective tax rate for the year ended May 31, 2020 and 2019, respectively:

	For the year ended May 31,
	2020	2019
PRC statutory rate	25%	25%
Net operating losses for which no deferred tax assets was recognized	(25.0)	(25.0)
The Company’s expense is out of limit than that of PRC statutory tax policy allowed	16.5	0.0
Effective income tax rate	16.5%	0.0%

Income tax expense for the year ended May 31, 2020 and 2019 is as follows:

	For the year ended May 31,
	2020	2019
Current	1,418	-
Deferred	-	-
Income tax expense	1,418	-

Employee Benefit Expenses
(r)	Employee benefit expenses

As stipulated by the regulations of the PRC, full-time employees of the Company are entitled to various government statutory employee benefit plans, including medical insurance, maternity insurance, workplace injury insurance, unemployment insurance and pension benefits through a PRC government-mandated multi-employer defined contribution plan. The Company is required to make contributions to the plan and accrues for these benefits based on certain percentages of the qualified employees’ salaries.

Comprehensive Income (loss)
(s)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the changes in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220, Comprehensive Income, requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive income (loss) includes net loss and foreign currency translation adjustment and is presented in the consolidated statements of operations and comprehensive income (loss).

Loss Per Share
(t)	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such shares would be anti-dilutive.

Segment Reporting
(u)	Segment reporting

The Company follows ASC 280, Segment Reporting. The Company’s Chief Executive Officer as the chief operating decision-maker reviews the consolidated financial results when making decisions about allocating resources and assessing the performance of the Company as a whole and hence, the Company has only one reportable segment. The Company operates and manages its business as a single segment. As the Company’s long-lived assets are substantially all located in the PRC and substantially all the Company revenues are derived from within the PRC, no geographical segments are presented.

Recent Accounting Pronouncements
(v)	Recent accounting pronouncements

The Company is an emerging growth company (“EGC”) as defined by the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act provides that an EGC can take advantage of an extended transition period for complying with new or revised accounting standards. This allows an EGC to delay adoption of certain accounting standards until those standards would otherwise apply to private companies. However, the Company would not like to take this advantage at current stage.

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-02”), as amended, which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company adopted the new standard effective January 1, 2019 and elected the package of practical expedients permitted under the transition guidance, which allows to carryforward our historical lease classification, and initial direct costs for any leases that exist prior to adoption of the new standard. The Company will also keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of income on a straight-line basis over the lease term. The Company estimates approximately US$374,341 would be recognized as total right-of-use assets and total lease liabilities on its consolidated balance sheet as of June 1, 2019. Other than additional disclosure, the Company does not expect the new standard to have a material impact on its consolidated financial statements.